Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitment and contingencies
Schedule of reconciles the undiscounted lease liabilities to the total lease liabilities recognized on the consolidated balance sheet

The following table reconciles the undiscounted lease liabilities to the total lease liabilities recognized on the consolidated balance sheet as of December 31, 2024 (in thousands):

Operating
Lease
2025	$89
2026	60
Total lease payments	149
Less effect of discounting	(13)
Total	136
Short-term portion	78
Long-term portion	$58